Investments in Unconsolidated Companies (Schedule of Long-term Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Long-term Debt, Current Maturities	$ 84,060
2015	546,004
2016	530,439
2017	568,268
2018	557,937
Thereafter	1,961,007
Long-term Debt	4,247,715
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long-term Debt, Current Maturities	178,112
2015	133,749
2016	116,492
2017	338,054
2018	3,769
Thereafter	119,112
Long-term Debt	$ 889,288